Sharebased Payments - Summary of Details of Share-Based Compensation Expense by Award (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	SFr 16,044	SFr 9,782	SFr 3,608
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	9,662	8,218	SFr 3,608
Restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	SFr 6,382	SFr 1,564